Share Based Compensation	12 Months Ended
Dec. 31, 2021
Share Based Compensation [Abstract]
SHARE BASED COMPENSATION

NOTE 16 - SHARE BASED COMPENSATION:

In December 2019, the Company established a share option plan (the “Plan”). Under the Plan, as of December 31, 2021, a total of 535,953 options to subscribe Ordinary Shares that have been granted to employees, consultants and directors are outstanding and a total of 2,953,901 RSU’s that have been granted to employees, consultants and directors, 695,283 RSU’s are vested as of December 31, 2021.

on April 20, 2020 a total of 478,747 options to subscribe ordinary shares have been granted to employees and consultants. The exercise price per share to 123,719 and 355,029 options was USD 0.0029 (AUD 0.052) and USD 2.67 (AUD 4.2), respectively. The vesting period is up to 3 years from the grant date, according to the various vesting periods: from an immediate one and up to 3 years. Contractual life of the options under the Plan is 10 years. The options were granted under section 102 of the Israeli Tax Ordinance which enables the employee to pay 25% of capital gain tax upon exercise.  In October 2020, 73,380 options were canceled.

On December 17, 2020, the Israeli Taxes Authority (ITA) approved a ruling request from the Company for a tax-free amendment of the commercial terms of the outstanding options, including (i) a reduction of the exercise price to NIS 0.37 per share, and (ii) a shortening of the vesting schedules.

The company implemented IFRS 2 on options terms change.

On December 20, 2020, the board of directors granted a total of 56,653 options to subscribe ordinary shares to employees and consultants. The vesting period is up to 3 years from the grant date. The exercise price per share was NIS 0.37.

Contractual life of the options under the Plan is 10 years. The options were granted under section 102 of the Israeli Tax Ordinance which enables the employee to pay 25% of capital gain tax upon exercise.

On February 21, 2021, the Company’s board of directors approved a grant of 13,605 non-tradable shares options which are exercisable to 13,605 Ordinary shares to employees and a total of 21,768 share options which are exercisable to 21,768 Ordinary shares to consultants. The vesting period is three years commencing on the grant date. The exercise price per share was NIS 0.37($0.12). The contractual life of the options under the Plan is ten years. The options to employees were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On March 16, 2021, the Company’s board of directors approved a grant of 81,633 non-tradable shares options to a director, which are exercisable to 81,633 Ordinary shares. The share options vesting period is up to three years from the grant date. The exercise price per share was NIS 0.37 ($0.12). The contractual life of the options under the Plan is ten years. The options were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On August 12, 2021, the Company’s board of directors resolved to increase the pool of options available under the Plan to 25% of the Company’s equity, on a fully diluted basis. As a result of the increase, the number of authorized Ordinary Shares available pursuant the Plan was 4,180,898.

On November 02, 2021, the Company’s board of directors approved a grant of 2,658,188 RSUs to employees and officers. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years. The RSUs were granted under Section 102 of the Israeli Tax Ordinance, which enables the employee to pay a 25% capital gain tax upon exercise.

On November 02, 2021, the Company’s board of directors approved a grant of 10,000RSUs to the Company’s advisory board. The RSUs represents the right to receive Ordinary Shares at a future time and vest over a period of three years.

The fair value of all granted options was estimated by using the Black Scholes model, which was aimed to model the value of the Company’s assets over time. The simulation approach was designed to take into account the terms and conditions of the share options, as well as the capital structure of the Company and the volatility of its assets, on the date of grant based on certain assumptions. Those conditions are, among others:

(i)	The expected volatility is 50%;
(ii)	The dividend rate 0%; and
(iii)	Expected term – three years.

The valuation was completed with the assistance of an independent valuator based on management’s assumptions.

During the year ended December 31, 2021, the Company recorded share-based payment expenses to employees, directors and subcontractors in the amount of 6,630.

The options to services providers and advisers outstanding as of December 31, 2021, as follows:

	Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	165,987	0.37
Reclassified to employees and directors	(71,260)	0.37
Granted	16,326	0.37
Exercised	(20,086)	0.37
Forfeited	(3,134)	0.37
Outstanding as of December 31, 2021	87,833	0.37
Exercisable options	62,715	0.37

The RSUs to services providers and advisers outstanding as of December 31, 2021 as follows:

Number of RSUs
Outstanding at beginning of year	-
Granted	10,000
Outstanding as of December 31, 2021	10,000
Exercisable RSUs	-

The options to employees and directors outstanding as of December 31, 2021, as follows:

	Year ended December 31, 2021
	Number of options	Weighted average Exercise price NIS

Outstanding at beginning of year	296,038	0.37
Reclassified to employees and directors	71,260	0.37
Granted	95,238	0.37
Exercised	(4,544)	0.37
Forfeited	(9,872)	0.37
Outstanding as of December 31, 2021	448,120	0.37
Exercisable options	347,069	0.37

The restricted shares units to employees and directors outstanding as of December 31, 2021, as follows:

Number of RSUs
Outstanding at beginning of year	-
Granted	2,658,188
Vested	655,601
Outstanding as of December 31, 2021	2,002,587

The options to services providers and advisers outstanding as of December 31, 2020, as follows:

	Year ended December 31, 2020
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	-	-
Granted	230,280	0.37
Expired	(64,293)	0.37
Forfeited	-	-
Outstanding at end of period	165,987	0.37
Exercisable options	106,742	0.37

The options to employees outstanding as of December 31, 2020, as follows:

	Year ended December 31, 2020
	Number of options	Weighted average Exercise price NIS
Outstanding at beginning of year	-	-
Granted	305,120	0.37
Expired	(4,701)	0.37
Forfeited	(4,387)	0. 37
Outstanding at end of period	296,032	0.37
Exercisable options	233,478	0.37

(*)	Number of shares in restated based on rights issuance and reverse stock split according to note 9.